Revenues (By Geographical Location of Customers) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Sales in China [Member] USD ($)	Dec. 31, 2012 Sales in China [Member] CNY	Dec. 31, 2011 Sales in China [Member] CNY	Dec. 31, 2010 Sales in China [Member] CNY	Dec. 31, 2012 Sales in other countries (principally Europe, Asia and North America) [Member] USD ($)	Dec. 31, 2012 Sales in other countries (principally Europe, Asia and North America) [Member] CNY	Dec. 31, 2011 Sales in other countries (principally Europe, Asia and North America) [Member] CNY	Dec. 31, 2010 Sales in other countries (principally Europe, Asia and North America) [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 59,849	372,866	537,645	501,458	$ 48,521	302,290	392,195	397,781	$ 11,328	70,576	145,450	103,677
Change in revenues		(164,779)
Change in revenues, percentage	(30.60%)	(30.60%)
Change in average sales price, percentage	(30.60%)	(30.60%)
Change in total sales volumes, percentage	(0.70%)	(0.70%)
Revenue change caused by change in average sales price		(160,782)
Revenue change caused by change in total sales volumes		(3,997)
Concentration percentage									18.90%	18.90%	27.10%